Royalties receivable	12 Months Ended
Dec. 31, 2021
Royalties receivable
Royalties receivable
12.	Royalties receivable

	December 31	December 31
	2021	2020
	$	$
Opening balance	1,060,000	—
Accretion interest	132,809	—
Royalties recognized during the year	450,000	1,600,000
Discounting	(134,155)	(390,000)
Amounts received during the year	(250,000)	(150,000)
Balance at end of the year	1,258,654	1,060,000

Current portion	311,111	—
Non-current portion	947,543	1,060,000
	1,258,654	1,060,000

The Company sold intellectual property to HPQ Silicon Resources Inc. (“HPQ”) in 2016 (“HPQ 2016 contract”) and its wholly owned subsidiary, HPQ Nano Silicon Powders Inc. in 2020 (“HPQ Nano contract”). In addition, in 2021 the Company sold intellectual property to HPQ Silica Polvere Inc. (“HPQ Polvere contract”), a wholly owned subsidiary of HPQ. The terms of those sales contracts include, in addition to the purchase price amounts already received of $1,000,000 in 2016 and $2,400,000 in 2020 and $3,300,000 in 2021, respectively, the following variable consideration in the form of royalty payments:

HPQ 2016 contract:

Royalties are 10% of net sales, with minimum payments of $200,000 in 2021 and $250,000 in 2022 and every year thereafter. Payment is due no later than 30 days after the year end of HPQ Silicon Resources Inc. An amount of $200,000 has been received under this agreement in 2021 ($150,000 was received in 2020).

12.	Royalties receivable (continued)

HPQ Nano contract:

Royalties are 10% of net sales, with minimum payments of $50,000 in 2021, $100,000 in 2022, $150,000 in 2023, and $200,000 in 2024 and every year thereafter. Payments are due no later than 10 days after the year end of HPQ Nano Silicon Powders Inc. An amount of $50,000 has been received under this agreement in 2021.

HPQ Polvere contract:

Royalties are 10% of net sales with minimum payments of $50,000 in 2023, $100,000 in 2024, $150,000 in 2025 and $200,000 in 2026 and every year thereafter. Royalty payments are limited to the total net sales for the period. Payments are due no later than 10 days after the year end of HPQ Silica Polvere Inc.

During the year ended December 31, 2021, the Company recognized an additional $250,000 and $200,000 for the HPQ 2016 contract and HPQ Nano contracts, respectively, of royalties receivable, which have been discounted using 12.5% discount rate. See note 6.

During the year ended December 31, 2020, the Company recognized $1,100,000 and $500,000 for the HPQ 2016 and HPQ Nano contracts, respectively, of royalties receivable, which amounts have been discounted using a 12.5% rate. See note 6.

The HPQ Nano contract and the HPQ Polvere contract each provide the Company with the option to convert, at any time, the future royalties that would be owed to it into a 50% equity stake in HPQ Nano Silicon Powders Inc. and HPQ Silica Polvere Inc., respectively. Each option is considered an embedded derivative that is initially measured at fair value and subsequently remeasured at fair value at each reporting period. The Company determined that the embedded derivatives had a fair value of $Nil at the inception of the contracts and $Nil at each of the reporting dates.